Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2019
Derivative financial instruments.
Schedule of derivative financial instruments

	2019		2018
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(2,298)	4,490	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	245	—	624	—
Forward foreign exchange contracts	97	—	852	—
	342	(2,298)	5,966	—
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(2,298)	4,490	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	30	—	317	—
Non-current derivative financial instruments	30	(2,298)	4,807	—
Current derivative financial instruments	312	—	1,159	—